TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Subscribers	₽ 15,240	₽ 12,704
Receivables from handset sales financing	12,161	15,785
Other trade receivables	6,213	4,954
Receivables from the sharing agreement	2,164	73
Interconnect	1,640	1,794
Integration services	1,584	1,512
Bonuses from suppliers	892	342
Roaming	800	1,072
Factoring	282
Dealers	161	158
Other receivables	2,194	1,260
Allowance for ECL	(3,536)	(4,623)
Trade and other receivables, total	39,795	35,031
Less non-current portion	(1,898)	(2,163)
Trade and other receivables, current	₽ 37,897	₽ 32,868